Landfill Accounting - Reserve Assumptions and Accretion Expense (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / T	Mar. 31, 2022 USD ($) $ / T	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Landfill Accounting [Line Items]
Accretion expense associated with landfill obligations | $	$ 4,474	$ 4,050	$ 16,068	$ 14,333
Average rate per ton consumed related to final capping, closure and post-closure landfill accretion expense | $ / T	0.38	0.37
Landfill
Landfill Accounting [Line Items]
Inflation rate for purposes of computing layers for final capping, closure and post-closure obligations	2.75%
Landfill | Minimum
Landfill Accounting [Line Items]
Inflation rate for purposes of computing layers for final capping, closure and post-closure obligations			2.25%
Landfill | Maximum
Landfill Accounting [Line Items]
Inflation rate for purposes of computing layers for final capping, closure and post-closure obligations			2.75%
Landfill | Measurement Input, Discount Rate
Landfill Accounting [Line Items]
Discount rate for purposes of computing layers for final capping, closure and post-closure obligations	5.50%
Landfill | Measurement Input, Discount Rate | Minimum
Landfill Accounting [Line Items]
Discount rate for purposes of computing layers for final capping, closure and post-closure obligations			3.25%
Landfill | Measurement Input, Discount Rate | Maximum
Landfill Accounting [Line Items]
Discount rate for purposes of computing layers for final capping, closure and post-closure obligations			5.50%